Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2013
Assets and Liabilities of Consolidated VIEs

The following table presents the balances of the assets and liabilities of consolidated VIEs at March 31, 2012 and 2013.

	Yen (millions)
	2012	2013
Finance subsidiaries-receivables, net	¥562,947	¥713,631
Restricted cash*[1]	17,486	20,885
Other assets	1,367	1,545

Total assets	¥581,800	¥736,061

Secured debt*[2]	¥563,460	¥718,980
Other liabilities	255	237

Total liabilities	¥563,715	¥719,217

*[1]	Restricted cash as collateral for the payment of the related secured debt obligation is included in other current assets and investment and advances-other on the consolidated balance sheets.

*[2]	Secured debt is included in short-term and long-term debt on the consolidated balance sheets.